UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                  Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Investment Counseling

Address:  Federated Investors Tower
                1001 Liberty Avenue

                            Pittsburgh, PA 15222-3779

Form 13F File Number:  28-1454

      The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Beverly Pirker
Title:  Manager, Treasury
Phone:  (412)288-1770

Signature, Place, and Date of Signing:
/s/Beverly Pirker Pittsburgh, PA          February 12, 2001





Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number  28-5680

Name  Federated Investors, Inc.